CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Mar. 24, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance
Change in fair value	$ (154)
Convertible debts, ending balance	2,816		2,816
Host Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance	2,049
Convertible debt principal		2,208
Transactions costs		(159)
Interest accretion	109
Foreign exchange	48
Convertible debts, ending balance	2,206	2,049	2,206
Embedded Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance	747
Convertible debt principal		747
Transactions costs
Change in fair value	(154)
Interest accretion
Foreign exchange	17
Convertible debts, ending balance	610	747	610
Total Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance	2,796
Convertible debt principal		2,955
Transactions costs		(159)
Interest accretion	109
Foreign exchange	65
Convertible debts, ending balance	$ 2,816	$ 2,796	$ 2,816